Derivative Liabilities (Narrative) (Details)	6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Derivative Liabilities 1	1,674,730	1,674,730
Derivative Liabilities 2		0.50
Derivative Liabilities 3	$ 385,694
Derivative Liabilities 4	48,928	48,928
Derivative Liabilities 5		0.50
Derivative Liabilities 6	11,156
Derivative Liabilities 7	428,571	428,571
Derivative Liabilities 8		0.50
Derivative Liabilities 9	89,267
Derivative Liabilities 10	1,082,036	1,082,036
Derivative Liabilities 11		0.50
Derivative Liabilities 12	186,581
Derivative Liabilities 13	$ 8,407